16. INCOME TAXES (Details) (USD $)	6 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Income Taxes Tables
Deferred tax asset	$ 758,095
Net operating loss carryover		(241,727)
Valuation allowance	(758,095)	(241,727)
Net deferred tax asset		$ 0
US federal income tax rate	34.00%
Valuation allowance	(34.00%)
Provision for income tax	0.00%